CONTRACT ASSETS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONTRACT ASSETS
Deferred costs	$ 1,054,354	$ 311,911	$ 311,911	$ 0
Estimated earnings	0	0	0	0
Deferred costs and estimated earnings	1,054,354	311,911	311,911	0
Billings to date	145,919	92,938	92,938	0
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$ 1,200,273	$ 404,849	$ 404,849	$ 0